FINANCIAL INSTRUMENTS (Summary of hedged items) (Details) - Cash flow hedges - USD ($) $ in Thousands	Jan. 03, 2021	Dec. 29, 2019
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	$ 0	$ 0
Financial liabilities, carrying value	0	0
Change in value used for calculating hedge ineffectiveness	(9,038)	(535)
Cash flow hedge reserve (AOCI)	9,038	535
Foreign currency risk | Forecast sales
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	0	0
Financial liabilities, carrying value	0	0
Change in value used for calculating hedge ineffectiveness	(4,104)	(972)
Cash flow hedge reserve (AOCI)	4,104	972
Foreign currency risk | Forecast expenses
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	0	0
Financial liabilities, carrying value	0	0
Change in value used for calculating hedge ineffectiveness	1,626	342
Cash flow hedge reserve (AOCI)	(1,626)	(342)
Commodity risk | Forecast purchases
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	0	0
Financial liabilities, carrying value	0	0
Change in value used for calculating hedge ineffectiveness	4,205	(1,416)
Cash flow hedge reserve (AOCI)	(4,205)	1,416
Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	0	0
Financial liabilities, carrying value	0	0
Change in value used for calculating hedge ineffectiveness	(10,765)	1,511
Cash flow hedge reserve (AOCI)	$ 10,765	$ (1,511)